[AMERICAN GENERAL LIFE INSURANCE COMPANY LETTERHEAD]

VIA EDGAR TRANSMISSION

May 5, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Variable Separate Account ("Registrant")
      American General Life Insurance Company ("Depositor")
      Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-03859)
      (Central Index Key 0000729522)


FILE NUMBER                PRODUCT NAME
-----------                ------------
333-185762                 Polaris Platinum III
333-185775                 Polaris Platinum II
333-185778                 Polaris Preferred Solution
                           Polaris Preferred Solution (Rewards)
333-185784                 Polaris Choice IV
333-185787                 Polaris Retirement Protector
333-185798                 Polaris
333-185799                 Polaris II
333-185837                 Polaris Choice II
                           Polaris Choice III
333-185838                 Polaris Platinum II
333-185840                 Polaris Choice III
333-198223                 Polaris Select Investor


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,

/s/ Lucia Williams

Lucia Williams
Director, Legal Services